HELD FOR SALE	6 Months Ended
Jun. 30, 2025
Held For Sale and Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
As disclosed in Note 5 - Significant transactions of these interim condensed consolidated financial statements, the following table provides the details over assets and liabilities classified as held-for-sale as of:

	Assets held-for-sale		Liabilities held-for-sale
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Kyrgyzstan	74	72	32	28
Medcable	—	—	4	—
Total assets and liabilities held for sale	74	72	36	28
The following table shows the assets and liabilities classified as held-for-sale relating to the Kyrgyzstan operations as of:

	June 30, 2025	December 31, 2024
Non-current assets
Property and equipment	38	34
Intangible assets excl. goodwill	11	11
Other non-current assets	3	3

Other current assets
Inventories	1	1
Trade and other receivables	9	4
Cash and cash equivalents	5	14
Other current assets	7	5
Total assets held for sale	74	72

Non-current liabilities
Debt and derivatives	7	7
Other non-current liabilities	—	1

Current liabilities
Trade and other payables	16	12
Other non-financial liabilities	9	8
Total liabilities held for sale	32	28
Net assets of the held for sale operations of Kyrgyzstan include US$99 of cumulative currency translation losses as of June 30,
2025, which is accumulated in equity through other comprehensive income and will be recycled through the consolidated income statement upon the completion of the sale.
The fair value less cost of disposal (“FVLCD”) for the Kyrgyzstan operations as of June 30, 2025 was based on the sales consideration from the negotiations with the Government of Kyrgyzstan (Level 2 in the fair value hierarchy). The fair value exceeded the carrying value of the Kyrgyzstan CGU as of June 30, 2025, therefore no impairment was recorded. There were no triggering events indicating any impairment or decline in the fair value of Kyrgyzstan operations subsequent to its measurement as held for sale.